Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2060 Portfolio

September 30, 2020

VIPF2060-QTLY-1120
1.9893091.101

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	7,445	$332,796
VIP Equity-Income Portfolio Initial Class (a)	16,712	349,954
VIP Growth & Income Portfolio Initial Class (a)	20,616	399,533
VIP Growth Portfolio Initial Class (a)	3,682	340,590
VIP Mid Cap Portfolio Initial Class (a)	3,037	97,112
VIP Value Portfolio Initial Class (a)	19,924	256,827
VIP Value Strategies Portfolio Initial Class (a)	11,803	125,700
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,789,651)		1,902,512

International Equity Funds - 41.5%
VIP Emerging Markets Portfolio Initial Class (a)	51,735	623,919
VIP Overseas Portfolio Initial Class (a)	40,574	965,262
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,494,698)		1,589,181

Bond Funds - 8.7%
Fidelity Inflation-Protected Bond Index Fund (a)	6,931	76,101
Fidelity Long-Term Treasury Bond Index Fund (a)	5,162	87,086
VIP High Income Portfolio Initial Class (a)	14,521	76,379
VIP Investment Grade Bond Portfolio Initial Class (a)	6,622	93,439
TOTAL BOND FUNDS
(Cost $313,304)		333,005

Short-Term Funds - 0.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $7,629)	7,629	7,629
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,605,282)		3,832,327
NET OTHER ASSETS (LIABILITIES) - 0.0%		(371)
NET ASSETS - 100%		$3,831,956

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$25,795	$90,731	$45,624	$132	$114	$5,085	$76,101
Fidelity Long-Term Treasury Bond Index Fund	32,543	114,758	72,138	1,125	2,836	9,087	87,086
VIP Contrafund Portfolio Initial Class	110,037	343,390	170,051	1,620	(1,183)	50,603	332,796
VIP Emerging Markets Portfolio Initial Class	179,077	649,669	206,766	39,433	(5,646)	7,585	623,919
VIP Equity-Income Portfolio Initial Class	116,210	393,520	130,469	13,100	(12,921)	(16,386)	349,954
VIP Government Money Market Portfolio Initial Class 0.01%	12,921	137,789	143,081	141	--	--	7,629
VIP Growth & Income Portfolio Initial Class	132,498	456,163	153,828	16,746	(13,253)	(22,047)	399,533
VIP Growth Portfolio Initial Class	112,466	359,110	174,926	24,259	(2,009)	45,949	340,590
VIP High Income Portfolio Initial Class	25,858	86,171	33,944	489	(839)	(867)	76,379
VIP Investment Grade Bond Portfolio Initial Class	31,573	138,505	81,127	327	(99)	4,587	93,439
VIP Mid Cap Portfolio Initial Class	32,271	102,933	40,399	130	(3,187)	5,494	97,112
VIP Overseas Portfolio Initial Class	348,753	1,016,769	438,166	3,889	(7,234)	45,140	965,262
VIP Value Portfolio Initial Class	85,372	313,584	113,127	8,383	(18,931)	(10,071)	256,827
VIP Value Strategies Portfolio Initial Class	41,832	153,963	54,526	5,384	(12,409)	(3,160)	125,700
	1,287,206	4,357,055	1,858,172	115,158	(74,761)	120,999	3,832,327

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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